Employee benefits	12 Months Ended
Dec. 31, 2015
Employee benefits
Employee benefits

Note 17—Employee benefits

        The Company operates defined benefit pension plans, defined contribution pension plans, and termination indemnity plans, in accordance with local regulations and practices. These plans cover a large portion of the Company's employees and provide benefits to employees in the event of death, disability, retirement, or termination of employment. Certain of these plans are multi-employer plans. The Company also operates other postretirement benefit plans including postretirement health care benefits and other employee-related benefits for active employees including long-service award plans. The measurement date used for the Company's employee benefit plans is December 31. The funding policies of the Company's plans are consistent with the local government and tax requirements.

        The Company recognizes in its Consolidated Balance Sheets the funded status of its defined benefit pension plans, postretirement plans, and other employee-related benefits measured as the difference between the fair value of the plan assets and the benefit obligation.

Obligations and funded status of the plans

        The change in benefit obligation, change in fair value of plan assets, and funded status recognized in the Consolidated Balance Sheets were as follows:

	2015	2014	2015	2014
($ in millions)	Defined pension benefits		Other postretirement benefits
Benefit obligations at January 1,	12,355	12,063	245	236
Service cost	267	243	1	1
Interest cost	305	409	8	10
Contributions by plan participants	76	81	—	—
Benefit payments	(614)	(632)	(15)	(14)
Benefit obligations of businesses acquired (divested)	—	(27)	—	—
Actuarial (gain) loss	(469)	1,536	(31)	14
Plan amendments and other	(141)	(64)	(27)	—
Exchange rate differences	(555)	(1,254)	(3)	(2)

Benefit obligation at December 31,	11,224	12,355	178	245

Fair value of plan assets at January 1,	10,465	10,930	—	—
Actual return on plan assets	(8)	918	—	—
Contributions by employer	243	308	15	14
Contributions by plan participants	76	81	—	—
Benefit payments	(614)	(632)	(15)	(14)
Plan assets of businesses acquired (divested)	—	(25)	—	—
Plan amendments and other	—	(68)	—	—
Exchange rate differences	(419)	(1,047)	—	—

Fair value of plan assets at December 31,	9,743	10,465	—	—

Funded status—underfunded	(1,481)	(1,890)	(178)	(245)

        The amounts recognized in "Accumulated other comprehensive loss" and "Noncontrolling interests" were:

	December 31,
	2015	2014	2013	2015	2014	2013
($ in millions)	Defined pension benefits			Other postretirement benefits
Net actuarial loss	(2,383)	(2,765)	(2,050)	(8)	(39)	(25)
Prior service (cost) credit	127	2	(21)	33	16	24

Amount recognized in OCI(1) and NCI(2)	(2,256)	(2,763)	(2,071)	25	(23)	(1)
Taxes associated with amount recognized in OCI and NCI	512	652	459	—	—	—

Amount recognized in OCI and NCI, net of tax(3)	(1,744)	(2,111)	(1,612)	25	(23)	(1)

(1)	OCI represent "Accumulated other comprehensive loss".
(2)	NCI represents "Noncontrolling interests".
(3)	NCI, net of tax, amounted to $0 million, $(3) million and $(3) million at December 31, 2015, 2014 and 2013, respectively.

        In addition, the following amounts were recognized in the Company's Consolidated Balance Sheets:

	December 31,
	2015	2014	2015	2014
($ in millions)	Defined pension benefits		Other postretirement benefits
Overfunded plans	42	42	—	—
Underfunded plans—current	(18)	(19)	(14)	(16)
Underfunded plans—non-current	(1,505)	(1,913)	(164)	(229)

Funded status—underfunded	(1,481)	(1,890)	(178)	(245)

	December 31,
($ in millions)	2015	2014
Non-current assets
Overfunded pension plans	42	42
Other employee-related benefits	26	28

Prepaid pension and other employee benefits	68	70

	December 31,
($ in millions)	2015	2014
Current liabilities
Underfunded pension plans	(18)	(19)
Underfunded other postretirement benefit plans	(14)	(16)
Other employee-related benefits	(34)	(40)

Pension and other employee benefits (see Note 13)	(66)	(75)

	December 31,
($ in millions)	2015	2014
Non-current liabilities
Underfunded pension plans	(1,505)	(1,913)
Underfunded other postretirement benefit plans	(164)	(229)
Other employee-related benefits	(255)	(252)

Pension and other employee benefits	(1,924)	(2,394)

        The funded status, calculated using the projected benefit obligation (PBO) and fair value of plan assets, for pension plans with a PBO in excess of fair value of plan assets (underfunded) or fair value of plan assets in excess of PBO (overfunded), respectively, was:

	December 31,
	2015			2014
($ in millions)	PBO	Assets	Difference	PBO	Assets	Difference
PBO exceeds assets	10,413	8,890	(1,523)	11,576	9,644	(1,932)
Assets exceed PBO	811	853	42	779	821	42

Total	11,224	9,743	(1,481)	12,355	10,465	(1,890)

        The accumulated benefit obligation (ABO) for all defined benefit pension plans was $10,924 million and $11,869 million at December 31, 2015 and 2014, respectively. The funded status, calculated using the ABO and fair value of plan assets for pension plans with ABO in excess of fair value of plan assets (underfunded) or fair value of plan assets in excess of ABO (overfunded), respectively, was:

	December 31,
	2015			2014
($ in millions)	ABO	Assets	Difference	ABO	Assets	Difference
ABO exceeds assets	8,781	7,496	(1,285)	9,921	8,091	(1,830)
Assets exceed ABO	2,143	2,247	104	1,948	2,374	426

Total	10,924	9,743	(1,181)	11,869	10,465	(1,404)

        All of the Company's other postretirement benefit plans are unfunded.

Components of net periodic benefit cost

        Net periodic benefit cost consisted of the following:

	2015	2014	2013	2015	2014	2013
($ in millions)	Defined pension benefits			Other postretirement benefits
Service cost	267	243	249	1	1	1
Interest cost	305	409	373	8	10	9
Expected return on plan assets	(456)	(481)	(479)	—	—	—
Amortization of prior service cost (credit)	38	27	34	(9)	(9)	(9)
Amortization of net actuarial loss	127	99	136	1	—	4
Curtailments, settlements and special termination benefits	5	4	1	—	—	2

Net periodic benefit cost	286	301	314	1	2	7

        The net actuarial loss and prior service cost for defined pension benefits estimated to be amortized from "Accumulated other comprehensive loss" into net periodic benefit cost in 2016 is $116 million and $40 million, respectively.

        The net prior service credit for other postretirement benefits estimated to be amortized from "Accumulated other comprehensive loss" into net periodic benefit cost in 2016 is $11 million. There is no significant actuarial gain or loss to be amortized in 2016.

Assumptions

        The following weighted-average assumptions were used to determine benefit obligations:

	December 31,
	2015	2014	2015	2014
(in %)	Defined pension benefits		Other postretirement benefits
Discount rate	2.63	2.61	3.63	3.49
Rate of compensation increase	1.53	1.65	—	—
Rate of pension increase	0.92	1.04	—	—

        The discount rate assumptions are based upon AA-rated corporate bonds. In those countries with sufficient liquidity in corporate bonds, the Company used the current market long-term corporate bond yields and matched the bond duration with the average duration of the pension liabilities. In those countries where the liquidity of the AA-rated corporate bonds was deemed to be insufficient, the Company determined the discount rate by adding the credit spread derived from an AA corporate bond index in another relevant liquid market, as adjusted for interest rate differentials, to the domestic government bond curve or interest rate swap curve.

        The following weighted-average assumptions were used to determine the "Net periodic benefit cost":

	2015	2014	2013	2015	2014	2013
(in %)	Defined pension benefits			Other postretirement benefits
Discount rate	2.61	3.58	3.22	3.49	4.17	3.35
Expected long-term rate of return on plan assets	4.58	4.60	4.79	—	—	—
Rate of compensation increase	1.65	1.81	1.71	—	—	—

        The "Expected long-term rate of return on plan assets" is derived for each benefit plan by considering the expected future long-term return assumption for each individual asset class. A single long-term return assumption is then derived for each plan based upon the plan's target asset allocation.

        The Company maintains other postretirement benefit plans, which are generally contributory with participants' contributions adjusted annually. The assumptions used were:

	December 31,
	2015	2014
Health care cost trend rate assumed for next year	7.68%	8.00%
Rate to which the trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2028	2028

        A one-percentage-point change in assumed health care cost trend rates would have the following effects at December 31, 2015:

	1-percentage-point
($ in millions)	Increase	Decrease
Effect on total of service and interest cost	—	(1)
Effect on postretirement benefit obligation	13	(11)

Plan assets

        The Company has pension plans in various countries with the majority of the Company's pension liabilities deriving from a limited number of these countries.

        The pension plans are typically funded by regular contributions from employees and the Company. These plans are typically administered by boards of trustees (which include Company representatives) whose primary responsibilities include ensuring that the plans meet their liabilities through contributions and investment returns. The boards of trustees have the responsibility for making key investment strategy decisions within a risk-controlled framework.

        The pension plan assets are invested in diversified portfolios that are managed by third-party asset managers, in accordance with local statutory regulations, pension plan rules and the respective plans' investment guidelines, as approved by the boards of trustees.

        Plan assets are generally segregated from those of the Company and invested with the aim of meeting the respective plans' projected future pension liabilities. Plan assets are measured at fair value at the balance sheet date.

        The boards of trustees manage the assets of the pension plans in a risk-controlled manner and assess the risks embedded in the pension plans through asset/liability management studies. Asset/liability management studies typically take place every three years. However, the risks of the plans are monitored on an ongoing basis.

        The board of trustees' investment goal is to maximize the long-term returns of plan assets within specified risk parameters, while considering the future liabilities and liquidity needs of the individual plans. Risk measures taken into account include the funding ratio of the plan, the likelihood of extraordinary cash contributions being required, the risk embedded in each individual asset class, and the plan asset portfolio as a whole.

        The Company's global pension asset allocation is the result of the asset allocations of the individual plans, which are set by the respective boards of trustees. The target asset allocation of the Company's plans on a weighted-average basis is as follows:

Target percentage
Asset class
Equity	25
Fixed income	56
Real estate	11
Other	8

100

        The actual asset allocations of the plans are in line with the target asset allocations.

        Equity assets primarily include investments in large-cap and mid-cap publicly-traded companies. Fixed income assets primarily include corporate bonds of companies from diverse industries and government bonds. Both fixed income and equity assets are invested either via funds or directly in segregated investment mandates, and include an allocation to emerging markets. Real estate consists primarily of direct investments in real estate in Switzerland held in the Swiss plans. The "Other" asset class includes investments in private equity, hedge funds, commodities, and cash and reflects a variety of investment strategies.

        Based on the above global asset allocation and the fair values of the plan assets, the expected long-term return on assets at December 31, 2015, is 4.28 percent. The Company and the local boards of trustees regularly review the investment performance of the asset classes and individual asset managers. Due to the diversified nature of the investments, the Company is of the opinion that no significant concentration of risks exists in its pension fund assets.

        The Company does not expect any plan assets to be returned to the employer during 2016.

        At December 31, 2015 and 2014, plan assets include ABB Ltd's shares (as well as an insignificant amount of the Company's debt instruments) with a total value of $9 million and $15 million, respectively.

        The fair values of the Company's pension plan assets by asset class are presented below. For further information on the fair value hierarchy and an overview of the Company's valuation techniques applied, see the "Fair value measures" section of Note 2.

	December 31, 2015
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Asset class
Equity
Equity securities	364	—	—	364
Mutual funds/commingled funds	—	1,633	—	1,633
Emerging market mutual funds/commingled funds	—	328	—	328
Fixed income
Government and corporate securities	587	949	—	1,536
Government and corporate—mutual funds/commingled funds	—	3,257	—	3,257
Emerging market bonds—mutual funds/commingled funds	—	669	—	669
Real estate	—	74	1,106	1,180
Insurance contracts	—	121	—	121
Cash and short-term investments	160	219	—	379
Private equity	—	—	123	123
Hedge funds	—	—	94	94
Commodities	—	59	—	59

Total	1,111	7,309	1,323	9,743

	December 31, 2014
($ in millions)	Level 1	Level 2	Level 3	Total fair value
Asset class
Equity
Equity securities	433	—	—	433
Mutual funds/commingled funds	—	1,821	—	1,821
Emerging market mutual funds/commingled funds	—	487	—	487
Fixed income
Government and corporate securities	638	1,211	—	1,849
Government and corporate—mutual funds/commingled funds	—	3,521	—	3,521
Emerging market bonds—mutual funds/commingled funds	—	671	—	671
Real estate	—	94	842	936
Insurance contracts	—	126	—	126
Cash and short-term investments	274	56	—	330
Private equity	—	—	136	136
Hedge funds	—	—	93	93
Commodities	—	62	—	62

Total	1,345	8,049	1,071	10,465

        The following table represents the movements of those asset categories whose fair values use significant unobservable inputs (Level 3):

($ in millions)	Private equity	Hedge funds	Real estate	Commodities	Total Level 3
Balance at January 1, 2014	155	158	866	32	1,211
Return on plan assets
Assets still held at December 31, 2014	21	(3)	43	(5)	56
Assets sold during the year	3	8	—	—	11
Purchases (sales)	(39)	(59)	30	—	(68)
Transfers from Level 3	—	—	—	(27)	(27)
Exchange rate differences	(4)	(11)	(97)	—	(112)

Balance at December 31, 2014	136	93	842	—	1,071

Return on plan assets
Assets still held at December 31, 2015	(9)	1	54	—	46
Assets sold during the year	20	(1)	(1)	—	18
Purchases (sales)	(24)	—	215	—	191
Exchange rate differences	—	1	(4)	—	(3)

Balance at December 31, 2015	123	94	1,106	—	1,323

        Real estate properties, which are primarily located in Switzerland, are valued under the income approach using the discounted cash flow method, by which the market value of a property is determined as the total of all projected future earnings discounted to the valuation date. The discount rates are determined for each property individually according to the property's location and specific use, and by considering initial yields of comparable market transactions.

        Private equity investments include investments in partnerships and related funds. Such investments consist of publicly-traded and privately-held securities. Publicly-traded securities that are quoted in inactive markets are valued using available quotes and adjusted for liquidity restrictions. Privately-held securities are valued taking into account various factors, such as the most recent financing involving unrelated new investors, earnings multiple analyses using comparable companies and discounted cash flow analyses.

        Hedge funds are not normally exchange-traded and the shares of the funds cannot be redeemed daily. Depending on the fund structure, the fair values are derived through modeling techniques based on the values of the underlying assets adjusted to reflect liquidity and transferability restrictions.

Contributions

        Employer contributions were as follows:

	2015	2014	2015	2014
($ in millions)	Defined pension benefits		Other postretirement benefits
Total contributions to defined benefit pension and other postretirement benefit plans	243	308	15	14
Of which, discretionary contributions to defined benefit pension plans	31	75	—	—

        In 2015 and 2014, the discretionary contributions included non-cash contributions totaling $22 million and $25 million, respectively, of available-for-sale debt securities to certain of the Company's pension plans in the United Kingdom. In 2013, the discretionary contributions included non-cash contributions totaling $160 million of available-for-sale debt securities to certain of the Company's pension plans in Germany and the United Kingdom.

        The Company expects to contribute approximately $252 million, including $15 million of discretionary contributions, to its defined benefit pension plans in 2016. These discretionary contributions are expected to be non-cash contributions. The Company expects to contribute approximately $15 million to its other postretirement benefit plans in 2016.

        The Company also contributes to a number of defined contribution plans. The aggregate expense for these plans was $218 million, $236 million and $243 million in 2015, 2014 and 2013, respectively. Contributions to multi-employer plans were not significant in 2015, 2014 and 2013.

Estimated future benefit payments

        The expected future cash flows to be paid by the Company's plans in respect of pension and other postretirement benefit plans at December 31, 2015, are as follows:

($ in millions)	Defined pension benefits	Other postretirement benefits
2016	641	15
2017	604	15
2018	604	14
2019	595	14
2020	583	14
Years 2021 - 2025	2,822	63